IMPAIRMENT CHARGES (REVERSALS) AND ASSET DERECOGNITION - NET (Tables)	12 Months Ended
Dec. 31, 2021
IMPAIRMENT CHARGES (REVERSALS) AND ASSET DEROCOGNITION - NET
Schedule of impairment charges (reversals) and asset derecognition

	Years ended December 31,
	2021	2020
Inventories (i)	$95.2	$38.1
Property, plant and equipment (ii)	49.3	(689.0)
	$144.5	$(650.9)